INTAL- SUMSUP 092914

Summary Prospectus Supplement dated September 29, 2014

The purpose of this mailing is to provide you with changes to the current Summary Prospectuses for Class A, B, C, R, R5 and Y shares of the Fund listed below:

Invesco International Allocation Fund

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” in each summary prospectus:

“Portfolio Manager	Title	Length of Service on the Fund
Duy Nguyen	Portfolio Manager	2014”

INTAL- SUMSUP 092914